UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [   ];  Amendment Number:________________
This Amendment (Check only one.):  [    ] is a restatement
 		                   [    ] adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whelan and Gratny Capital Managment
Address   611 Santa Cruz Ave., Suite C
                Menlo Park, CA 94025

Form 13F File Number:  28-_05629______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Harry Gabriel Whelan III
Title: Principal
Phone: 650-833-7880

Signature, Place, and Date of Signing:

Harry G. Whelan           Menlo Park, CA           01/08/02
[Signature]               [City, State]             [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE.  (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager (s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).

List of Other Managers Reporting for this Manager: NONE
















	FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  96

Form 13F Information Table Value Total:  48598



List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file
number (s) of all institutional investment managers with
respect to which this report is filed, other than the manager
filing this report.   NONE





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecomm                   Common           000886101      368 80000.000SH       SOLE                80000.000
AOL Time Warner Inc            Common           00184A105      417 13000.000SH       SOLE                13000.000
Affymetrix Corporation         Common           00826T108      797 21100.000SH       SOLE                21100.000
Agile Software Corp.           Common           00846X105      300 17400.000SH       SOLE                17400.000
Agilent Technologies           Common           00846U101      800 28049.000SH       SOLE                28049.000
American Water Works Company I Common           030411102      250 6000.000 SH       SOLE                 6000.000
Anadarko Petroleum Corporation Common                          853 15000.000SH       SOLE                15000.000
Apache Corp                    Common                          748 15000.000SH       SOLE                15000.000
BankAtlantic                   Common                           92 10000.000SH       SOLE                10000.000
Baxter International Inc       Common           071813109      459 8550.000 SH       SOLE                 8550.000
Bristol Myers Squibb Company   Common           110122108      824 16160.000SH       SOLE                16160.000
Check Point Software Tech      Common           M22465104      852 21350.000SH       SOLE                21350.000
Chippac Inc 'A'                Common           169657103      293 39500.000SH       SOLE                39500.000
Cima Labs                      Common                          542 15000.000SH       SOLE                15000.000
Cisco Corp.                    Common           17275R102      835 46122.000SH       SOLE                46122.000
Clarent Corp.                  Common                            0 10000.000SH       SOLE                10000.000
Commerce One                   Common           200693109      324 90704.000SH       SOLE                90704.000
Concord Communications         Common           206186108      447 21650.000SH       SOLE                21650.000
Corixa Corp                    Common           21887F100      820 54411.000SH       SOLE                54411.000
Cornerstone Realty Income Trus Common           21922V102      113 10000.000SH       SOLE                10000.000
Costco Wholesale Corp.         Common           22160K105      222 5000.000 SH       SOLE                 5000.000
Dendreon Corp                  Common                          309 30700.000SH       SOLE                30700.000
Ditech Communications          Common           25500M103     1277 212150.000SH      SOLE               212150.000
Divine Inc. A                  Common                          442 597687.250SH      SOLE               597687.250
Duke Power Company             Common           264399106      393 10000.000SH       SOLE                10000.000
Dupont Corporation             Common           263534109      255 6000.000 SH       SOLE                 6000.000
East-West Bancorp              Common           27579r107      257 10000.000SH       SOLE                10000.000
Elipsys Corp                   Common                          419 25000.000SH       SOLE                25000.000
Entrust Technologies           Common           293848107     2870 281694.000SH      SOLE               281694.000
Gemstar International Group Lt Common           36866W106      340 12260.000SH       SOLE                12260.000
Genentech Inc - New            Common           368710406      830 15300.000SH       SOLE                15300.000
General Electric               Common           369604103      281 7000.000 SH       SOLE                 7000.000
GlobeSpan Virata Inc.          Common                          960 74100.000SH       SOLE                74100.000
Guidant Corp.                  Common           401698105      762 15307.000SH       SOLE                15307.000
Halliburton                    Common           406216101      190 14500.000SH       SOLE                14500.000
Hewlett Packard Company        Common           428236103      352 17130.000SH       SOLE                17130.000
I 2 Technologies               Common           465754109     1044 132100.000SH      SOLE               132100.000
Imperial Oil                   Common           453038408      251 9000.000 SH       SOLE                 9000.000
Incyte Pharmaceuticals         Common           45337C102      589 30300.000SH       SOLE                30300.000
Intel Corp.                    Common           458140100      651 20700.000SH       SOLE                20700.000
International Business Machine Common           459200101      242 2000.000 SH       SOLE                 2000.000
Intuit Corp.                   Common           461202103      235 5500.000 SH       SOLE                 5500.000
JD Edwards                     Common           281667105      164 10000.000SH       SOLE                10000.000
Johnson & Johnson              Common           478160104     1870 31647.000SH       SOLE                31647.000
Kraft Foods Inc                Common                          204 6000.000 SH       SOLE                 6000.000
Lawson Software                Common                          157 10000.000SH       SOLE                10000.000
Legato Systems Inc.            Common           524651106      534 41150.000SH       SOLE                41150.000
MCI Worldcom Inc.              Common           98157D106      149 10600.000SH       SOLE                10600.000
McKesson HBOC Inc.             Common           58155q103     1144 30600.000SH       SOLE                30600.000
Medimmune                      Common           584699102      556 12000.000SH       SOLE                12000.000
Mercury Interactive            Common           589405109      758 22300.000SH       SOLE                22300.000
MetaSolv Software, Inc         Common           591393103      434 55200.000SH       SOLE                55200.000
Microsoft Corporation          Common           594918104      357 5390.000 SH       SOLE                 5390.000
Millenium Pharmaceutical       Common           599902103      490 20000.000SH       SOLE                20000.000
Motorola, Inc.                 Common           620076109      531 35330.000SH       SOLE                35330.000
National Instruments           Common           636518102     1450 38717.000SH       SOLE                38717.000
Netegrity Inc                  Common           64110P107      252 13000.000SH       SOLE                13000.000
Nextel Communications, Inc.    Common           65332V103      175 16000.000SH       SOLE                16000.000
Nokia Corporation              Common           654902204      809 33000.000SH       SOLE                33000.000
Nortel Networks                Common           656568102       75 10000.000SH       SOLE                10000.000
P S C Inc.                     Common           69361E107      538 1034750.000SH     SOLE              1034750.000
PepsiCo Incorporated           Common           713448108      226 4650.000 SH       SOLE                 4650.000
PerkinElmer                    Common           714046109      998 28500.000SH       SOLE                28500.000
Pfizer Inc.                    Common           717081103      347 8700.000 SH       SOLE                 8700.000
Pharmacia Corp.                Common           71713u102      256 6000.000 SH       SOLE                 6000.000
Phillips Petroleum             Common           718507106      301 5000.000 SH       SOLE                 5000.000
Proctor and Gamble             Common           742718109      791 10000.000SH       SOLE                10000.000
Qualcomm                       Common           747525103      432 8550.000 SH       SOLE                 8550.000
SAP Aklengesellschaft          Common           803054204      391 12250.000SH       SOLE                12250.000
Sage Inc                       Common           786632109      259 7000.000 SH       SOLE                 7000.000
Schlumberger Ltd.              Common           806857108      220 4000.000 SH       SOLE                 4000.000
Siebel                         Common           826170102      256 9150.000 SH       SOLE                 9150.000
Smart Force (Formerly CBT Grou Common           83170A206      518 20925.000SH       SOLE                20925.000
Sprint Corporation             Common           852061100      211 10500.000SH       SOLE                10500.000
Storagenetworks Inc.           Common           86211E103      701 113500.000SH      SOLE               113500.000
Sycamore Networks              Common           871206108      482 90000.000SH       SOLE                90000.000
Sylvan Learning System         Common           871399101      254 11500.000SH       SOLE                11500.000
Symbol Technologies            Common           871508107      664 41825.000SH       SOLE                41825.000
T/R Systems Inc.               Common           87263u102       50 16000.000SH       SOLE                16000.000
TIBCO Software                 Common           88632Q103     1010 67650.000SH       SOLE                67650.000
Texas Instruments              Common           882508104      642 22920.000SH       SOLE                22920.000
Transwitch                     Common                          315 70000.000SH       SOLE                70000.000
Tripath Technology             Common           89672P104      284 166200.000SH      SOLE               166200.000
UTStarcom Inc                  Common                          456 16000.000SH       SOLE                16000.000
Veeco Corp.                    Common           922417100      235 6525.000 SH       SOLE                 6525.000
Vertex, Inc.                   Common                          246 10000.000SH       SOLE                10000.000
Viasat, Inc.                   Common           92552V100      719 46100.000SH       SOLE                46100.000
Vitria Technology              Common           92849Q104      311 48700.000SH       SOLE                48700.000
Wal Mart                       Common           931142103      518 9000.000 SH       SOLE                 9000.000
Walt Disney Co.                Common           254687106      215 10400.000SH       SOLE                10400.000
Williams Communications Group, Common                           26 11102.000SH       SOLE                11102.000
Williams Companies             Common           969457100      345 13500.000SH       SOLE                13500.000
Wind River Systems, Inc.       Common           973149107      716 40000.000SH       SOLE                40000.000
Xilinx, Inc.                   Common           983919101      259 6622.830 SH       SOLE                 6622.830
Zion Bancorp                   Common           989701107      289 5500.000 SH       SOLE                 5500.000
Zomax                          Common           989929104      699 87500.000SH       SOLE                87500.000